Financial Instruments - Credit Losses Narrative (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($) loan lease projects vessel	Sep. 30, 2019 USD ($)	Jan. 01, 2020 projects	Sep. 30, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of loans to equity-accounted joint ventures | loan	2
Number of direct financing and sales-type leases | lease	3
Number of equity-accounted joint ventures	5
Number of LNG project counterparties	2
Number of LNG projects	2		2
Provision for Loan, Lease, and Other Losses | $	$ 14,557	$ 0
LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number Of Vessels | lease	9
LNG Carriers [Member] | Sales-Type or Direct Financing [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number Of Vessels | vessel	18
Bahrain Spirit [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number Of Vessels	1
Lessor, Direct financing lease, Term of contract				21 years
Bahrain LNG Joint Venture [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of LNG projects	1		1
Lessor, Direct financing lease, Term of contract	20 years